Post Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2021
POST EMPLOYMENT BENEFIT OBLIGATIONS
Summary of Post- employment Obligations Associated with Defined Benefits Plan

	12-31-2021	12-31-2020
	ThCh$	ThCh$
Employee severance indemnities	39,469,461	50,011,279
Complementary Pension	14,349,089	18,896,906
Health Plans	2,459,163	3,145,989
Energy Supply Plans	2,673,873	3,484,091
Total post-employment obligations, net	58,951,586	75,538,265

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the years ended December 31,
Expense Recognized in	2021	2020	2019
Comprehensive Income	ThCh$	ThCh$	ThCh$
Cost of current defined benefit plan service	(1,099,554)	(2,132,231)	(1,928,868)
Defined benefit plan interest cost (1)	(1,818,983)	(2,146,386)	(2,639,738)
Past service cost	—	—	(1,224,527)
Expenses recognized in Profit or Loss	(2,918,537)	(4,278,617)	(5,793,133)
Gains (losses) from remeasurement of defined benefit plans	12,547,898	(8,545,834)	(7,777,204)
Total expense recognized in the Statement of Comprehensive Income	9,629,361	(12,824,451)	(13,570,337)

(1) See Note 33

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

c)	The balance and movements in post-employment defined benefit obligations as of December 31, 2021 and 2020 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Balance as of January 1, 2020	66,163,490
Current service cost	2,132,231
Interest cost	2,146,386
Actuarial (gains) losses from changes in financial assumptions	4,695,927
Actuarial (gains) losses from changes in experience adjustments	3,849,907
Foreign currency translation	102,073
Contributions paid	(3,335,366)
Transfer of employees	(216,383)
Balance as of December 31, 2020	75,538,265
Current service cost	1,099,554
Interest cost	1,818,983
Actuarial (gains) losses from changes in financial assumptions	(14,628,751)
Actuarial (gains) losses from changes in experience adjustments	2,080,853
Foreign currency translation	141,342
Contributions paid	(7,265,904)
Transfer of employees	167,244
Closing balance December 31, 2021	58,951,586

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2021 and 2020, the following assumptions were used in the actuarial calculation of defined benefit plans:

	12-31-2021	12-31-2020
Discount rates used	5.60%	2.60%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	6.90%	7.10%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014

Summary of Expected Flow for Benefits for Next Ten Years

Enel Chile´s obligations have a weighted average length of 7.03 years and the outflows of benefits for the next 10 years is expected to be as follows:

Years	ThCh$
1	7,448,154
2	5,436,208
3	5,779,343
4	5,630,099
5	5,339,404
6 to 10	26,450,572